Intangible Assets and Deferred Costs - Additional Information (Detail) - Product and Distribution Rights [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 3,318	$ 3,617	$ 3,436
Estimated amortization expense, 2016	3,201
Estimated amortization expense, 2017	2,718
Estimated amortization expense, 2018	2,263
Estimated amortization expense, 2019	853
Estimated amortization expense, 2020	$ 544
Weighted-average amortization period	7 years